UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS RREEF Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 99.0%
Real Estate Investment Trust (“REITs”) 99.0%
Apartments 16.4%
American Campus Communities, Inc.	697,598	23,822,972
American Residential Properties, Inc. *	117,838	2,075,127
AvalonBay Communities, Inc.	514,978	65,448,554
BRE Properties, Inc.	301,933	15,326,119
Camden Property Trust (a)	493,411	30,315,172
Colonial Properties Trust	284,260	6,393,007
Education Realty Trust, Inc.	1,130,427	10,286,886
Equity Residential	1,270,030	68,035,507
Post Properties, Inc.	613,361	27,613,512

		249,316,856
Diversified 12.4%
American Assets Trust, Inc.	345,998	10,556,399
Cole Real Estate Investment, Inc.	2,006,153	24,595,436
Duke Realty Corp. (a)	1,997,697	30,844,442
DuPont Fabros Technology, Inc.	1,209,718	31,174,433
Liberty Property Trust (a)	938,527	33,411,561
Vornado Realty Trust	685,365	57,611,782

		188,194,053
Health Care 14.2%
HCP, Inc.	1,026,751	42,045,453
Health Care REIT, Inc. (a)	521,658	32,541,026
Healthcare Realty Trust, Inc.	1,709,886	39,515,465
LTC Properties, Inc.	415,958	15,798,085
Ventas, Inc.	1,398,021	85,978,292

		215,878,321
Hotels 7.2%
Chesapeake Lodging Trust	64,431	1,516,706
DiamondRock Hospitality Co.	2,469,810	26,352,873
Host Hotels & Resorts, Inc. (a)	2,067,157	36,526,664
LaSalle Hotel Properties	1,003,792	28,628,148
Sunstone Hotel Investors, Inc.	1,311,986	16,714,701

		109,739,092
Industrial 4.5%
DCT Industrial Trust, Inc.	3,666,522	26,362,293
Prologis, Inc.	1,123,940	42,282,623

		68,644,916
Office 10.5%
Boston Properties, Inc.	717,653	76,717,106
Douglas Emmett, Inc. (a)	1,844,446	43,289,148
Piedmont Office Realty Trust, Inc. "A" (a)	1,471,381	25,543,174
SL Green Realty Corp. (a)	144,232	12,813,571

		158,362,999
Regional Malls 15.5%
CBL & Associates Properties, Inc.	927,137	17,708,317
General Growth Properties, Inc.	397,877	7,675,047
Glimcher Realty Trust	2,553,206	24,893,759
Simon Property Group, Inc.	1,030,784	152,793,112
Taubman Centers, Inc.	482,017	32,444,564

		235,514,799
Shopping Centers 7.8%
Acadia Realty Trust	688,524	16,992,772
Alexander's, Inc. (a)	6,141	1,757,063
Federal Realty Investment Trust (a)	300,588	30,494,653
Regency Centers Corp. (a)	914,354	44,209,016
Weingarten Realty Investors (a)	834,780	24,484,097

		117,937,601
Specialty Services 4.2%
National Retail Properties, Inc. (a)	742,756	23,634,496
Select Income REIT	908,644	23,443,015
Spirit Realty Capital, Inc.	1,751,497	16,078,743

		63,156,254
Storage 6.3%
Public Storage	589,773	94,688,055

Total Common Stocks (Cost $1,352,436,452)		1,501,432,946
Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $179,829,495)	179,829,495	179,829,495
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (b) (Cost $11,007,087)	11,007,087	11,007,087

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,543,273,034) †	111.6	1,692,269,528
Other Assets and Liabilities, Net	(11.6)	(176,285,873)

Net Assets	100.0	1,515,983,655

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,557,764,164.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $134,505,364.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $179,062,521 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $44,557,157.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $174,128,811, which is 11.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,501,432,946	$—	$—	$1,501,432,946
Short-Term Investments(d)	190,836,582	—	—	190,836,582
Total	$1,692,269,528	$—	$—	$1,692,269,528

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013